Loans - Schedule of Movement in Liabilities Deriving from Financing Activities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	€ 521,063		€ 447,726
Effect of changes in foreign exchange rates	593		17,458
Balance ending	645,321		521,063	€ 447,726
Changes from financing activities
Proceeds from issue of debentures	91,181	$ 107,059	74,159	55,808
Repayment of debentures	(35,691)		(35,845)
Receipt of loans	76,208		19,482
Repayment of loans	(35,414)		(11,776)
Repayment of lease	(1,548)		(2,941)
Proceeds from the sale of tax credits	10,160
Accrued interest	6,236		5,899
Linkage	1,938		2,474
Non-cash components	10,595		4,427
Total net financing liabilities	644,728		503,605
Loans and borrowings [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	303,496		281,938
Effect of changes in foreign exchange rates	810		5,391
Balance ending	351,746		303,496	281,938
Changes from financing activities
Proceeds from issue of debentures
Repayment of debentures
Receipt of loans	76,208		19,482
Repayment of loans	(35,414)		(11,776)
Repayment of lease
Proceeds from the sale of tax credits
Accrued interest	6,236		5,899
Linkage	1,938		2,474
Non-cash components	(1,528)		88
Total net financing liabilities	350,936		298,105
Debentures [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	191,529		140,087
Effect of changes in foreign exchange rates	89		11,759
Balance ending	249,177		191,529	140,087
Changes from financing activities
Proceeds from issue of debentures	91,181		74,159
Repayment of debentures	(35,691)		(35,845)
Receipt of loans
Repayment of loans
Repayment of lease
Proceeds from the sale of tax credits
Accrued interest
Linkage
Non-cash components	2,069		1,369
Total net financing liabilities	249,088		179,770
Other [Member]
Schedule of Movement in Liabilities Deriving from Financing Activities [Line Items]
Balance beginning	26,038		25,701
Effect of changes in foreign exchange rates	(306)		308
Balance ending	44,398		26,038	€ 25,701
Changes from financing activities
Proceeds from issue of debentures
Repayment of debentures
Receipt of loans
Repayment of loans
Repayment of lease	(1,548)		(2,941)
Proceeds from the sale of tax credits	10,160
Accrued interest
Linkage
Non-cash components	10,054		2,970
Total net financing liabilities	€ 44,704		€ 25,730